BT INSTITUTIONAL



Asset Management Fund



Semi-Annual Report
September 30, 1995

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               1
                         ------------------------------------------------------

TABLE OF CONTENTS
===============================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . .   2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . .   3
BT INSTITUTIONAL ASSET MANAGEMENT FUND
   Statement of Assets and Liabilities  . . . . . . . . . .   6
   Statement of Operations  . . . . . . . . . . . . . . . .   7
   Statement of Changes in Net Assets   . . . . . . . . . .   8
   Financial Highlights   . . . . . . . . . . . . . . . . .   9
ASSET MANAGEMENT PORTFOLIO
   Statement of Assets and Liabilities  . . . . . . . . . .  10
   Statement of Operations  . . . . . . . . . . . . . . . .  11
   Statement of Changes in Net Assets   . . . . . . . . . .  12
   Financial Highlights   . . . . . . . . . . . . . . . . .  13
   Schedule of Portfolio Investments  . . . . . . . . . . .  14
BT INSTITUTIONAL ASSET MANAGEMENT FUND
   Notes to Financial Statements  . . . . . . . . . . . . .  20
ASSET MANAGEMENT PORTFOLIO
   Notes to Financial Statements  . . . . . . . . . . . . .  22

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Institutional Asset Management Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Funds:

BT PYRAMID MUTUAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 422-6577

BT PYRAMID MUTUAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the BT Institutional Asset Management Fund at the following address:

BT PYRAMID MUTUAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               2
                         ------------------------------------------------------

INTRODUCTION FROM PRESIDENT
===============================================================================

    November, 1995

    Dear Shareholders:

    We are pleased to present your Semi-Annual Report for the BT
    Institutional Asset Management Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the six months ended September 30, 1995. We have also included a Letter from the Investment Adviser, detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of assets exposures, financial statements, financial highlights and a listing of the Portfolio's holdings.

    Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

    We appreciate your ongoing support of the BT Institutional Asset Management Fund and look forward to continuing to serve your investment needs.



    Philip W. Coolidge
    President

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               3
                         ------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

    The BT Institutional Asset Management Fund returned 11.38% for the semi-annual period ended September 30, 1995, as compared to 18.25% for the S&P 500 Index and 8.14% for the Salomon Broad Investment Grade (BIG) Bond Index. The Lipper Flexible Portfolio Average had a return of 13.24% for the same period. Since its inception on September 16, 1993, the Fund was up 15.38%.

    Stocks posted very strong returns during this period, and there was a short-lived bond market rally in July, when the Federal Reserve Board lowered interest rates. However, interest rates displayed significant volatility after that and they quickly rose, as the market's perception of the economy shifted from an expectation of slowing to one of modest growth. This shift also resulted, toward the end of the six-month period, with a decided move within the equities market toward defensive and interest rate sensitive sectors. Consumer staples, utilities and financials led, with cyclicals, such as materials, technology, consumer cyclicals and capital goods at the bottom of the performance rankings. Clearly, the market believes that profit growth will be difficult after the gains of the last three years and that economic growth will not be strong enough to maintain profitability for many sectors.

    The Fund lagged its benchmark for two primary reasons. First, the Fund maintained a slightly conservative asset allocation, in which it was underexposed to stocks in favor of cash, for most of the period. Thus, it did not fully benefit from the equity market's strong performance. Second, the Fund was overweighted in certain sectors of the stock market that underperformed the equity market averages. Our focus in the equity markets is on earnings growth, and both the allocation and the security selection of the Fund reflect its objective of providing a diversified investment vehicle while limiting downside risk. By the end of the period, we increased the Fund's exposure to equities, and as of September 30, 1995, the Fund was extremely close to its benchmark, with asset weightings of 54% in stocks, 35% in bonds, and 11% in cash.

    Looking ahead, we expect to keep the Fund's allocation very close to its benchmark weighting, especially given the current uncertainty about economic growth, Federal Reserve Board policy, and market valuations.

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               4
                         ------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

    The following graph illustrates the Fund's return versus the S&P 500 Index and Asset Allocation Index-Long Range since September 30, 1993, assuming a $10,000 initial investment:

===============================================================================

COMPARISON OF
CHANGE IN VALUE OF A
$10,000 INVESTMENT                            [FIGURE 1]
IN BT INSTITUTIONAL
ASSET MANAGEMENT
FUND, S&P 500 INDEX
AND **ASSET ALLOCATION
INDEX-LONG RANGE

                        Index          Fund         Asset
9/30/93                 10000          10000        10000
12/31/93                10232          10084        10098
3/31/94                  9844           9671         9852
6/30/94                  9885           9535         9842
9/30/94                 10369           9717        10060
12/31/94                10367           9759        10104
3/31/95                 11376          10361        10709
6/30/95                 12462          11047        11396
9/30/95                 13453          11539        12331

            TOTAL RETURN
       ENDED SEPTEMBER 30, 1995
   One Year         Since 9/16/93*
    18.75%              15.38%

* The Fund's inception date

Investment return and principal value
may fluctuate so that shares,
when redeemed, may be worth more
or less than their original cost.


              **Asset Allocation Index-Long Range is comprised of the following:
                55% S&P 500 Index
                35% Salomon Broad Investment Grade Bond Index
                10% T-Bill 3 Month Index



===============================================================================

ABOUT THE                PHILIP GREEN
PORTFOLIO MANAGER        Vice President
                         Senior Portfolio Manager

                         - Manages Tactical Asset Allocation portfolios. Monitors individual strategy and aggregate portfolio risk exposures

                         - Ten years of investment experience at Bankers Trust in a diverse range of assignments all relating to the asset allocation process. Managed global asset allocation portfolios for the last year. Prior to this, spent five years managing currency overlay portfolios and four years managing dynamic hedging and option replication portfolios in the U.S. stock and bond markets.

                         -  Joined Bankers Trust in 1985

                         -  B.S.E. -- Wharton School of Business
                            M.B.A. -- New York University

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               5
                         ------------------------------------------------------


===============================================================================
OBJECTIVE                       Seeks to provide high total return with
                                reduced risk over the long-term by allocating
                                investments among stocks, bonds and short-term
                                instruments.
-------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS          Primarily common stocks, corporate and
                                government issued intermediate to long-term
                                bonds, various government agency issued
                                asset-backed securities, and all types of
                                domestic and foreign securities and money
                                market instruments.
-------------------------------------------------------------------------------
FIVE LARGEST COMMON             General Electric
STOCK HOLDINGS                  Royal Dutch Petroleum
                                Procter & Gamble
                                Merck & Co.
                                PECO Energy
-------------------------------------------------------------------------------
FIVE LARGEST FIXED              U.S. Treasury Notes (11/30/98@5.125%)
INCOME SECURITIES               U.S. Treasury Notes (8/31/00@6.25%)
                                U.S. Treasury Bond (8/15/22@7.25%)
                                GNMA (7/15/25@8.00%)
                                U.S. Treasury Notes (8/15/04@7.25%)
===============================================================================
DIVERSIFICATION BY ASSETS       This diversification pie chart shows the Fund's
EXPOSURES AS OF                 investment exposure to the different asset
SEPTEMBER 30, 1995              classes (i.e. stocks, bonds and cash) based on
(unaudited)                     the risk characteristics of the asset class,
                                rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.


Stocks     54%
Bonds      35%
Cash       11%

[FIGURE 2]

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               6
                         ------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
September 30, 1995 (unaudited)

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investment in Asset Management Portfolio, at Value                                              $133,446,539
---------------------------------------------------------------------------------------------------------------
   Receivable for Shares of Beneficial Interest Sold                                                    443,427
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                       6,660
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     133,896,626
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                   6,924
---------------------------------------------------------------------------------------------------------------
   Payable for Shares of Beneficial Interest Redeemed                                                   121,453
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                 24,321
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                    152,698
---------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 12,256,929 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                           $133,743,928
===============================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($133,743,928/12,256,929 Shares)                                                                   $      10.91
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Shares of Beneficial Interest, at Par                                                           $     12,257
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                  122,625,308
---------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                                                1,390,860
---------------------------------------------------------------------------------------------------------------
   Undistributed Net Realized Gain from Securities and Futures Transactions                           2,376,117
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          6,475,725
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Futures Contracts                                                     863,661
===============================================================================================================
NET ASSETS, SEPTEMBER 30, 1995                                                                     $133,743,928
===============================================================================================================


              See Notes to Financial Statements on Pages 20 and 21

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               7
                         ------------------------------------------------------

STATEMENT OF OPERATIONS
===============================================================================================================
For the six months ended September 30, 1995 (unaudited)

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Income Allocated from Asset Management Portfolio, net                                            $ 2,377,959
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                $  80,542
---------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                              11,489
---------------------------------------------------------------------------------------------------------------
   Registration Fees                                                                 10,388
---------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                      2,594
---------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                  2,494
---------------------------------------------------------------------------------------------------------------
   Insurance                                                                            443
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   107,950
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                        (107,950)                -
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 2,377,959
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                     1,619,186
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Futures Transactions                                                        1,410,036
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          5,050,131
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Futures Contracts                                                     683,034
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                            8,762,387
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $11,140,346
===============================================================================================================


              See Notes to Financial Statements on Pages 20 and 21

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               8
                         ------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================

                                                                                    For the
                                                                           six months ended             For the
                                                                         September 30, 1995          year ended
                                                                                (unaudited)      March 31, 1995
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                       $  2,377,959         $ 2,941,027
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Futures Transactions              3,029,222            (121,701)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                5,733,165           2,615,908
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                    11,140,346           5,435,234
---------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                         (1,827,251)         (2,330,521)
---------------------------------------------------------------------------------------------------------------
   Net (Decrease) in Net Assets from Dividends                                   (1,827,251)         (2,330,521)
---------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Transactions in
     Shares of Beneficial Interest                                               41,230,077           5,075,429
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                  50,543,172           8,180,142
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                           83,200,756          75,020,614
---------------------------------------------------------------------------------------------------------------
   End of Period (including Undistributed Net Investment Income of $1,390,860
     and $840,152 for September 1995 and March 1995, respectively)             $133,743,928         $83,200,756
===============================================================================================================


              See Notes to Financial Statements on Pages 20 and 21

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND               9
                         ------------------------------------------------------

FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Institutional Asset Management Fund.

---------------------------------------------------------------------------------------------------------------
                                                                                                 For the period
                                                               For the                       September 16, 1993
                                                      six months ended              For the       (Commencement
                                                    September 30, 1995           year ended   of Operations) to
                                                           (unaudited)       March 31, 1995      March 31, 1994
---------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                           $  9.99               $ 9.61              $10.00
                                                               -------               ------              ------
Income from Investment Operations
   Net Investment Income                                          0.21                 0.36                0.11
   Net Realized and Unrealized Gain (Loss)
      on Securities and Futures                                   0.91                 0.30               (0.44)
                                                               -------               ------              ------
   Total from Investment Operations                               1.12                 0.66               (0.33)
                                                               -------               ------              ------
Less Dividends and Distributions
   Dividends from Net Investment Income                          (0.20)               (0.28)              (0.06)
   Distributions from Net Realized Gain from Securities
      and Futures Transactions                                     -                    -                 (0.00)+
                                                               -------               ------              ------
Total Dividends and Distributions                                (0.20)               (0.28)              (0.06)
                                                               =======               ======              ======

Net Asset Value, End of Period                                 $ 10.91               $ 9.99              $ 9.61
                                                               =======               ======              ======

TOTAL INVESTMENT RETURN                                         11.38%                7.13%              (6.06%)*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets             4.43%*               3.78%               2.83%*
Ratio of Expenses to Average Net Assets, Including
   Expenses of the Asset Management Portfolio                    0.60%*               0.60%               0.60%*
Decrease Reflected in Above Expense Ratio Due to Absorption
   of Expenses by Bankers Trust                                  0.36%*               0.43%               0.73%*
Net Assets, End of Period (000's omitted)                     $133,744              $83,201             $75,021

*Annualized
+Less than $0.01 per share


              See Notes to Financial Statements on Pages 20 and 21

                         ASSET MANAGEMENT PORTFOLIO                          10
                         ------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
September 30, 1995 (unaudited)

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $161,898,856, including Repurchase Agreement
     amounting to $33,060,340)                                                                     $169,979,969
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                                  42,914
---------------------------------------------------------------------------------------------------------------
   Receivable for Securities Sold                                                                     2,838,282
---------------------------------------------------------------------------------------------------------------
   Dividends and Interest Receivable                                                                    638,968
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                         189
---------------------------------------------------------------------------------------------------------------
   Variation Margin Receivable                                                                           47,500
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     173,547,822
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                  78,995
---------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                   4,203,132
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                 13,375
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                  4,295,502
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $169,252,320
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                 $160,086,761
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          8,081,113
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Futures Contracts                                                   1,084,446
---------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                     $169,252,320
===============================================================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          11
                         ------------------------------------------------------

STATEMENT OF OPERATIONS
===============================================================================================================
For the six months ended September 30, 1995 (unaudited)

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Dividends                                                                     $  753,329
---------------------------------------------------------------------------------------------------------------
   Interest                                                                       2,664,172
---------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                          $ 3,417,501
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory Fee                                                                     442,103
---------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                   68,016
---------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                  6,733
---------------------------------------------------------------------------------------------------------------
   Insurance                                                                          1,332
---------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                        757
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   518,941
---------------------------------------------------------------------------------------------------------------
   Less:Expenses Absorbed by Bankers Trust                                         (110,846)            408,095
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 3,009,406
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from SecuritiesTransactions                                                      2,059,702
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Futures Contracts                                                           1,778,455
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          6,377,993
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Futures Contracts                                                     875,921
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                           11,092,071
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $14,101,477
===============================================================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          12
                         ------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the
                                                                           six months ended             For the
                                                                         September 30, 1995          year ended
                                                                                (unaudited)      March 31, 1995
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                       $  3,009,406         $ 3,350,844
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Futures Transactions              3,838,157             (85,052)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                7,253,914           3,010,076
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                    14,101,477           6,275,868
---------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                84,519,923          77,053,606
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                   (25,897,844)        (23,083,892)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                          58,622,079          53,969,714
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                  72,723,556          60,245,582
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                           96,528,764          36,283,182
---------------------------------------------------------------------------------------------------------------
   End of Period                                                               $169,252,320         $96,528,764
===============================================================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          13
                         ------------------------------------------------------

FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio.

---------------------------------------------------------------------------------------------------------------
                                                                                                 For the period
                                                               For the                       September 16, 1993
                                                      six months ended              For the       (Commencement
                                                    September 30, 1995           year ended   of Operations) to
                                                           (unaudited)       March 31, 1995      March 31, 1994
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets              4.42%*               3.78%               2.83%*

Ratio of Expenses to Average Net Assets                           0.60%*               0.60%               0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
   Net Assets Due to Absorption of Expenses by Bankers Trust      0.16%*               0.19%               0.33%*

Portfolio Turnover Rate                                             48%                  92%                 56%

Net Assets, End of Period (000's omitted)                      $169,252              $96,529             $36,283

*  Annualized


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          14
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
               COMMON STOCKS - 33.95%
-----------------------------------------------------------------
               AEROSPACE - 0.12%
-----------------------------------------------------------------
   3,000       Lockheed Martin                        $   201,375
=================================================================
               AIRLINES - 0.39%
-----------------------------------------------------------------
   4,600       AMR (a)                                    331,775
-----------------------------------------------------------------
   4,700       Delta Air Lines                            325,475
-----------------------------------------------------------------
                                                          657,250
=================================================================
               AUTO RELATED - 2.26%
-----------------------------------------------------------------
  14,200       Chrysler                                   752,600
-----------------------------------------------------------------
  25,400       Dana                                       733,425
-----------------------------------------------------------------
  19,900       Ford Motor                                 619,387
-----------------------------------------------------------------
  24,600       General Motors                           1,153,125
-----------------------------------------------------------------
   6,600       General Motors, Cl E                       300,300
-----------------------------------------------------------------
   5,700       PACCAR                                     266,475
-----------------------------------------------------------------
                                                        3,825,312
=================================================================
               AVIATION SERVICES - 0.37%
-----------------------------------------------------------------
  26,800       Ogden                                      629,800
=================================================================
               BANKS - 0.71%
-----------------------------------------------------------------
   1,400       BankAmerica                                 83,825
-----------------------------------------------------------------
   4,200       BayBanks                                   318,675
-----------------------------------------------------------------
   2,500       Citicorp                                   176,875
-----------------------------------------------------------------
   6,200       First Interstate Bancorp                   624,650
-----------------------------------------------------------------
                                                        1,204,025
=================================================================
               BEVERAGES - 0.90%
-----------------------------------------------------------------
   7,100       Coca Cola                                  489,900
-----------------------------------------------------------------
  20,200       Pepsico                                  1,030,200
-----------------------------------------------------------------
                                                        1,520,100
=================================================================
               BROADCASTING - 0.09%
=================================================================
   2,000       Clear Channel
               Communications (a)                         151,500
=================================================================
               BUILDING & CONSTRUCTION - 0.16%
-----------------------------------------------------------------
   9,100       Centex                                     263,900
=================================================================
               BUILDING FOREST PRODUCTS - 0.13%
-----------------------------------------------------------------
   2,000       Champion International                     107,750
-----------------------------------------------------------------
   9,000       Kaufman & Broad Home                       113,625
-----------------------------------------------------------------
                                                          221,375
=================================================================
               CHEMICALS - 0.83%
-----------------------------------------------------------------
   3,400       Air Products & Chemical                    177,225
-----------------------------------------------------------------
  11,900       Du Pont (E.I.) De Nemours                  818,125
-----------------------------------------------------------------
   4,100       Monsanto                                   413,075
-----------------------------------------------------------------
                                                        1,408,425
=================================================================
               COMPUTER - 0.01%
-----------------------------------------------------------------
     300       Bay Networks (a)                            16,012
=================================================================
               COMPUTER SOFTWARE - 0.99%
-----------------------------------------------------------------
   4,100       Cisco Systems (a)                          282,900
-----------------------------------------------------------------
   6,050       Computer Associates International          255,613
-----------------------------------------------------------------
   1,700       Informix (a)                                55,250
-----------------------------------------------------------------
  10,700       Microsoft (a)                              968,350
-----------------------------------------------------------------
   3,000       Oracle Systems (a)                         115,125
-----------------------------------------------------------------
                                                        1,677,238
=================================================================
               CONTAINERS - 0.40%
-----------------------------------------------------------------
  12,600       Temple-Inland                              670,950
=================================================================
               DIVERSIFIED - 0.56%
-----------------------------------------------------------------
  14,000       Textron                                    955,500
=================================================================
               DRUGS - 1.69%
-----------------------------------------------------------------
  24,500       Merck & Co.                              1,372,000
-----------------------------------------------------------------
  16,600       Pfizer                                     886,025
-----------------------------------------------------------------
  11,600       Schering-Plough                            597,400
-----------------------------------------------------------------
                                                        2,855,425
=================================================================

              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          15
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
               ELECTRICAL EQUIPMENT - 2.38%
-----------------------------------------------------------------
   4,500       Duracell International                $    201,937
-----------------------------------------------------------------
  42,000       General Electric                         2,677,500
-----------------------------------------------------------------
   2,300       General Instrument (a)                      69,000
-----------------------------------------------------------------
  12,000       Hewlett-Packard                          1,000,500
-----------------------------------------------------------------
   2,000       Linear Technology                           83,000
-----------------------------------------------------------------
                                                        4,031,937
=================================================================
               ELECTRONICS - 1.63%
-----------------------------------------------------------------
   7,900       AlliedSignal                               348,587
-----------------------------------------------------------------
   5,500       AMP                                        211,750
-----------------------------------------------------------------
   7,100       Intel                                      426,887
-----------------------------------------------------------------
  14,900       Motorola                                 1,137,988
-----------------------------------------------------------------
   9,800       Teradyne (a)                               352,800
-----------------------------------------------------------------
   3,600       Texas Instruments                          287,550
-----------------------------------------------------------------
                                                        2,765,562
=================================================================
               FINANCIAL SERVICES - 1.14%
-----------------------------------------------------------------
   1,600       Federal National Mortgage Assoc.           165,600
-----------------------------------------------------------------
  10,000       First Data                                 620,000
-----------------------------------------------------------------
   4,500       Household International                    279,000
-----------------------------------------------------------------
   5,500       MBNA                                       228,937
-----------------------------------------------------------------
  11,900       Travelers Group                            632,188
-----------------------------------------------------------------
                                                        1,925,725
=================================================================
               FOOD SERVICES & LODGING - 0.36%
-----------------------------------------------------------------
  15,900       McDonald's                                 608,175
=================================================================
               FOODS - 0.88%
-----------------------------------------------------------------
   9,000       CPC International                          594,000
-----------------------------------------------------------------
   3,000       Hershey Foods                              193,125
-----------------------------------------------------------------
   1,800       Premark International                       91,575
-----------------------------------------------------------------
  20,600       Sara Lee                                   612,850
-----------------------------------------------------------------
                                                        1,491,550
=================================================================
               HEALTH CARE DIVERSIFIED - 0.64%
-----------------------------------------------------------------
  22,800       Abbott Laboratories                        971,850
-----------------------------------------------------------------
   2,200       Columbia/HCA Healthcare                    106,975
-----------------------------------------------------------------
                                                        1,078,825
=================================================================
               HOSPITAL SUPPLIES & SERVICES - 1.04%
-----------------------------------------------------------------
  17,000       Johnson &Johnson                         1,260,125
-----------------------------------------------------------------
   3,200       St. Jude Medical                           202,400
-----------------------------------------------------------------
   6,000       United Healthcare                          293,250
-----------------------------------------------------------------
                                                        1,755,775
=================================================================
               HOTELS & MOTELS - 0.12%
-----------------------------------------------------------------
   5,300       Marriott International                     198,087
=================================================================
               HOUSEHOLD PRODUCTS - 1.13%
-----------------------------------------------------------------
   4,500       Clorox                                     321,188
-----------------------------------------------------------------
  20,600       Procter & Gamble                         1,586,200
-----------------------------------------------------------------
                                                        1,907,388
=================================================================
               INSURANCE - 1.05%
-----------------------------------------------------------------
  13,050       American International Group             1,109,250
-----------------------------------------------------------------
   4,400       General Re                                 664,400
-----------------------------------------------------------------
                                                        1,773,650
=================================================================
               LEISURE RELATED - 0.84%
-----------------------------------------------------------------
  16,500       Disney (Walt)                              946,688
-----------------------------------------------------------------
   6,000       Harcourt General                           251,250
-----------------------------------------------------------------
  10,400       Outboard Marine                            223,600
-----------------------------------------------------------------
                                                        1,421,538
=================================================================
               MACHINERY - AGRICULTURE - 0.29%
-----------------------------------------------------------------
   6,100       Deere & Co.                                496,388
=================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          16
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
               MACHINERY - OTHER - 0.14%
-----------------------------------------------------------------
   6,000       Dover                                  $   229,500
=================================================================
               MANUFACTURING - 0.12%
-----------------------------------------------------------------
   5,600       Millipore                                  210,000
=================================================================
               METALS - 0.21%
-----------------------------------------------------------------
   6,200       Alcan Aluminum Ltd.                        200,725
-----------------------------------------------------------------
   5,100       Asarco                                     160,650
-----------------------------------------------------------------
                                                          361,375
=================================================================
               OFFICE EQUIPMENT - 0.66%
-----------------------------------------------------------------
   8,100       International Business Machines            764,437
-----------------------------------------------------------------
   1,100       Sun Microsystems (a)                        69,300
-----------------------------------------------------------------
  12,500       Unisys (a)                                  98,438
-----------------------------------------------------------------
   1,400       Xerox                                      188,125
-----------------------------------------------------------------
                                                        1,120,300
=================================================================
               OIL DOMESTIC - 0.46%
-----------------------------------------------------------------
  17,000       Tenneco                                    786,250
=================================================================
               OIL INTERNATIONAL - 1.79%
-----------------------------------------------------------------
   8,600       Exxon                                      621,350
-----------------------------------------------------------------
  13,100       Royal Dutch Petroleum                    1,608,025
-----------------------------------------------------------------
  12,500       Texaco                                     807,813
-----------------------------------------------------------------
                                                        3,037,188
=================================================================
               OIL SUPPLIES & CONSTRUCTION - 0.38%
-----------------------------------------------------------------
   9,900       Schlumberger Ltd.                          645,975
=================================================================
               PAPER - 0.16%
-----------------------------------------------------------------
   6,400       International Paper                        268,800
=================================================================
               PETROLEUM RELATED - 0.85%
-----------------------------------------------------------------
  17,100       Ashland Oil                                570,713
-----------------------------------------------------------------
   8,000       Atlantic Richfield                         859,000
-----------------------------------------------------------------
                                                        1,429,713
=================================================================
               PHOTOGRAPHY & OPTICAL - 0.04%
-----------------------------------------------------------------
   1,100       Eastman Kodak                               65,175
=================================================================
               PRINTING & PUBLISHING - 0.40%
-----------------------------------------------------------------
   3,000       McGraw-Hill                                245,250
-----------------------------------------------------------------
  10,800       Time Warner                                429,300
-----------------------------------------------------------------
                                                          674,550
=================================================================
               RAILROADS - 0.34%
-----------------------------------------------------------------
   8,300       Conrail                                    570,625
=================================================================
               REAL ESTATE - 0.15%
-----------------------------------------------------------------
   9,200       Pulte                                      261,050
=================================================================
               RETAIL - 1.17%
-----------------------------------------------------------------
  12,100       Dayton Hudson                              918,087
-----------------------------------------------------------------
  23,300       Fleming                                    559,200
-----------------------------------------------------------------
  20,300       Wal-Mart Stores                            504,963
-----------------------------------------------------------------
                                                        1,982,250
=================================================================
               TELECOMMUNICATIONS - 1.22%
-----------------------------------------------------------------
  17,600       AT&T                                     1,157,200
-----------------------------------------------------------------
   4,000       Capital Cities/ABC                         470,500
-----------------------------------------------------------------
  22,200       Comcast, Cl A                              444,000
-----------------------------------------------------------------
                                                        2,071,700
=================================================================
               TOBACCO - 0.93%
-----------------------------------------------------------------
  28,400       American Brands                          1,199,900
-----------------------------------------------------------------
   4,400       Philip Morris                              367,400
-----------------------------------------------------------------
                                                        1,567,300
=================================================================
               TRUCKING - SHIPPING - 0.34%
-----------------------------------------------------------------
  22,700       Ryder System                               576,013
=================================================================
               UTILITY - ELECTRIC - 2.82%
-----------------------------------------------------------------
   3,600       American Electric Power                    130,950
-----------------------------------------------------------------
  31,600       Detroit Edison                           1,019,100
-----------------------------------------------------------------


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          17
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
     26,100    Houston Industries                     $ 1,151,662
-----------------------------------------------------------------
     26,400    Pacific Gas &Electric                      788,700
-----------------------------------------------------------------
     45,300    Peco Energy                              1,296,713
-----------------------------------------------------------------
     21,900    SCE                                        388,725
-----------------------------------------------------------------
                                                        4,775,850
=================================================================
               UTILITY - NATURAL GAS - 0.54%
-----------------------------------------------------------------
     20,200    ONEOK                                      469,650
-----------------------------------------------------------------
     16,100    Panhandle Eastern                          438,725
-----------------------------------------------------------------
                                                          908,375
=================================================================
               UTILITY - TELEPHONE - 0.12%
-----------------------------------------------------------------
      3,300    Bell Atlantic                              202,537
=================================================================
TOTAL COMMON STOCKS
(Cost $50,066,756)                                    $57,457,313
=================================================================
               PREFERRED STOCK
               NON-CONVERTIBLE - 0.00%
-----------------------------------------------------------------
               DIVERSIFIED - 0.00%
-----------------------------------------------------------------
        146    Teledyne (Cost $1,678)                 $     2,026
=================================================================

PRINCIPAL
AMOUNT         CORPORATE DEBENTURES - 2.39%
-----------------------------------------------------------------
               BANKS - 0.67%
-----------------------------------------------------------------
$   220,000    Citicorp, 8.00%, 2/1/03                $   235,356
-----------------------------------------------------------------
    275,000    Dresdner Bank, 6.625%, 9/15/05             273,698
-----------------------------------------------------------------
    100,000    Fleet/Norstar Group, 7.65%, 3/1/97         101,598
-----------------------------------------------------------------
    425,000    International Bank Reconstruction
               & Development, 8.875%, 3/1/26              521,479
-----------------------------------------------------------------
                                                        1,132,131
=================================================================
               FINANCIAL SERVICES - 0.73%
-----------------------------------------------------------------
    150,000    Dean Witter Discover, 6.875%, 3/1/03       151,086
-----------------------------------------------------------------
    105,000    Goldman Sachs, 6.3125%, 2/23/98 (b)(e)     105,058
-----------------------------------------------------------------

  PRINCIPAL
   AMOUNT      DESCRIPTION                                  VALUE
=================================================================
$   195,000    KFW International Finance,
               8.20%, 6/1/06                           $  216,076
-----------------------------------------------------------------
    190,000    PaineWebber Group,
               9.25%, 12/15/01                            209,738
-----------------------------------------------------------------
    155,000    Swedish Export Credit,
               9.875%, 3/15/38                            170,951
-----------------------------------------------------------------
    380,000    Washington Mutual Savings Bank,
               7.25%, 8/15/05                             385,949
-----------------------------------------------------------------
                                                        1,238,858
=================================================================
               INDUSTRIAL - 0.19%
-----------------------------------------------------------------
    220,000    Auburn Hills Trust, 12.00%, 5/1/20         323,245
=================================================================
               OIL INTERNATIONAL - 0.05%
-----------------------------------------------------------------
     85,000    BHP Finance USA, 7.875%, 12/1/02            90,050
=================================================================
               RETAIL - 0.25%
-----------------------------------------------------------------
    260,000    J.C. Penney, 6.50%, 6/15/02                258,620
-----------------------------------------------------------------
    150,000    May Department Stores,
               8.375%, 8/1/24                             161,056
-----------------------------------------------------------------
                                                          419,676
=================================================================
               UTILITY - ELECTRIC - 0.38%
-----------------------------------------------------------------
    240,000    Delmarva Power & Light,
               7.71%, 6/1/25                              244,411
-----------------------------------------------------------------
     35,000    Idaho Power, 8.00%, 3/15/04                 37,530
-----------------------------------------------------------------
    140,000    Potomac Edison, 8.00%, 6/1/24              145,601
-----------------------------------------------------------------
    195,000    Virginia Electric & Power,
               8.625%, 10/1/24                            216,828
-----------------------------------------------------------------
                                                          644,370
=================================================================
               UTILITY - NATURAL GAS - 0.12%
-----------------------------------------------------------------
    175,000    KN Energy, 9.625%, 8/1/21                  200,558
=================================================================
TOTAL CORPORATE DEBENTURES
(Cost $3,935,646)                                      $4,048,888
=================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          18
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


  PRINCIPAL
   AMOUNT      DESCRIPTION                                  VALUE
=================================================================
               CORPORATE DEBENTURES
               FOREIGN - 0.15%
-----------------------------------------------------------------
               GERMANY - 0.15%
-----------------------------------------------------------------
$   260,000    Norddeutsche Landesbank,
               6.875%, 3/10/03 (Cost $249,053)         $  260,813
=================================================================
               ASSET-BACKED SECURITIES - 9.52%
-----------------------------------------------------------------
               CORPORATE - 0.32%
-----------------------------------------------------------------
               Standard Credit Card:
-----------------------------------------------------------------
$   140,000    8.25%, 11/7/03                          $  151,547
-----------------------------------------------------------------
    375,000    7.25%, 4/7/06                              388,452
-----------------------------------------------------------------
                                                          539,999
=================================================================
               U.S. GOVERNMENT & AGENCIES - 9.20%
-----------------------------------------------------------------
               FGHLMC: (d)
-----------------------------------------------------------------
     41,215    8.50%, 12/1/24                              42,680
-----------------------------------------------------------------
     29,422    8.50%, 1/1/25                               30,452
-----------------------------------------------------------------
    790,178    8.50%, 2/1/25                              818,269
-----------------------------------------------------------------
    197,671    9.50%, 2/1/25                              208,972
-----------------------------------------------------------------
               FHLMC: (d)
-----------------------------------------------------------------
    335,000    6.93%, 9/5/00                              338,008
-----------------------------------------------------------------
    222,531    8.50%, 3/1/23                              232,009
-----------------------------------------------------------------
    631,201    8.50%, 3/1/25)                             653,880
-----------------------------------------------------------------
               FNMA: (d)
-----------------------------------------------------------------
    274,673    6.00%, 1/1/01                              270,520
-----------------------------------------------------------------
    325,000    8.625%, 11/10/04                           348,927
-----------------------------------------------------------------
    628,088    7.00%, 9/1/07                              630,443
-----------------------------------------------------------------
    419,896    6.50%, 9/1/08                              414,122
-----------------------------------------------------------------
    643,697    6.00%, 1/1/09                              624,816
-----------------------------------------------------------------
    173,033    7.00%, 5/1/09                              173,682
-----------------------------------------------------------------
    379,003    7.00%, 6/1/09                              380,425
-----------------------------------------------------------------
    390,674    8.00%, 4/1/10                              401,656
-----------------------------------------------------------------
  1,016,471    7.00%, 8/1/10                            1,019,420
-----------------------------------------------------------------
    507,742    7.00%, 9/1/10                              509,169
-----------------------------------------------------------------
  1,500,000    7.50%, 9/1/21                            1,510,310
-----------------------------------------------------------------
    177,580    7.50%, 8/1/23                              178,800
-----------------------------------------------------------------
    440,876    6.50%, 10/1/23                             425,169
-----------------------------------------------------------------
  1,333,412    8.00%, 5/1/25                            1,365,078
-----------------------------------------------------------------
  1,105,978    8.00%, 7/1/25                            1,130,862
-----------------------------------------------------------------
               GNMA: (d)
-----------------------------------------------------------------
    352,979    7.00%, 9/15/23                             349,007
-----------------------------------------------------------------
    982,862    8.50%, 10/20/24                          1,018,791
-----------------------------------------------------------------
  2,420,816    8.00%, 7/15/25                           2,488,865
-----------------------------------------------------------------
                                                       15,564,332
=================================================================
TOTAL ASSET-BACKED SECURITIES
(Cost $16,011,558)                                    $16,104,331
=================================================================
               GOVERNMENTS FOREIGN - 0.43%
-----------------------------------------------------------------
               CANADA - 0.07%
-----------------------------------------------------------------
$   125,000    Manitoba, 6.125%, 1/19/04              $   121,006
=================================================================
               ITALY - 0.05%
-----------------------------------------------------------------
     95,000    Republic of Italy, 6.875%, 9/27/23          86,806
=================================================================
               NEW ZEALAND - 0.31%
-----------------------------------------------------------------
    445,000    New Zealand Government,
               8.75%, 12/15/06                            522,536
=================================================================
TOTAL GOVERNMENTS FOREIGN
(Cost $711,094)                                       $   730,348
=================================================================
               LONG-TERM U.S. TREASURY
               SECURITIES - 11.76%
-----------------------------------------------------------------
               U.S. TREASURY BONDS - 2.72%
-----------------------------------------------------------------
$ 1,573,000    8.125%, 8/15/19                        $ 1,846,800
-----------------------------------------------------------------


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          19
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


  PRINCIPAL
   AMOUNT      DESCRIPTION                                  VALUE
=================================================================
$ 2,565,000    7.25%, 8/15/22                        $  2,757,374
-----------------------------------------------------------------
                                                        4,604,174
=================================================================
               U.S. TREASURY NOTES - 9.04%
-----------------------------------------------------------------
  1,000,000    6.00%, 6/30/96                           1,001,716
-----------------------------------------------------------------
  2,095,000    7.50%, 12/31/96                          2,137,227
-----------------------------------------------------------------
  5,610,000    5.125%, 11/30/98                         5,479,413
-----------------------------------------------------------------
     50,000    6.125%, 7/31/00                             50,203
-----------------------------------------------------------------
  3,250,000    6.25%, 8/31/00                           3,281,480
-----------------------------------------------------------------
    820,000    8.50%, 11/15/00                            907,381
-----------------------------------------------------------------
  2,284,000    7.25%, 8/15/04                           2,441,738
-----------------------------------------------------------------
                                                       15,299,158
=================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $19,462,176)                                   $ 19,903,332
=================================================================
               SHORT-TERM INVESTMENTS  - 42.23%
-----------------------------------------------------------------
               U.S. TREASURY BILLS - 22.70%
-----------------------------------------------------------------
$ 1,490,000    5.37%, 10/12/95 (c)                   $  1,487,582
-----------------------------------------------------------------
 35,000,000    5.42%, 12/21/95                         34,590,115
-----------------------------------------------------------------
  2,400,000    5.76%, 4/4/96                            2,334,881
-----------------------------------------------------------------
                                                       38,412,578
=================================================================
               REPURCHASE AGREEMENT - 19.53%
-----------------------------------------------------------------
 33,060,340    Repurchase Agreement with Sanwa
               Bank, Dated 9/29/95, 6.25%,
               Principal and Interest in the
               Amount of $33,071,819, Due 10/02/95,
               (Collateralized by U.S. Treasury
               Bonds, Par Value of $31,014,000,
               7.25%, Due 5/15/04, Value of
               $33,950,638)                            33,060,340
=================================================================

               DESCRIPTION                                  VALUE
=================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,460,895)                                   $ 71,472,918
=================================================================
TOTAL INVESTMENTS
(Cost $161,898,856)                       100.43%    $169,979,969
-----------------------------------------------------------------
Liabilities in Excess of Other Assets      (0.43)        (727,649)
-----------------------------------------------------------------
NET ASSETS                                100.00%    $169,252,320
=================================================================

NUMBER OF
FUTURES                                            NET UNREALIZED
CONTRACTS      FUTURE CONTRACTS                      APPRECIATION
-----------------------------------------------------------------
114            S&P 500 December 1995 Long
               Futures (Market Value $33,527,400)    $    970,821
-----------------------------------------------------------------
152            U.S. Treasury December 1995 Long
               Futures (Market Value $16,758,000)         113,625
-----------------------------------------------------------------
                                                     $  1,084,446
=================================================================

(a) Non-Income Producing Security
(b) Quarterly Floating Rate Note
(c) Held as Collateral for Futures Contracts
(d) The following abbreviations are used in the portfolio descriptions:

    FGHLMC - Federal Gold Home Loan Mortgage Corporation
    FHLMC - Federal Home Loan Mortgage Corporation
    FNMA - Federal National Mortgage Association
    GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $105,058 or 0.06% of net assets.


              See Notes to Financial Statements on Pages 22 and 23

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND              20
                         ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===============================================================================


NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Institutional Asset Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on September 16, 1993. The Fund invests substantially all of its assets in the Asset Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 79% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

                         BT INSTITUTIONAL ASSET MANAGEMENT FUND              21
                         ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===============================================================================


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Fund's average daily net assets. For the six months ended September 30, 1995, this fee aggregated $80,542.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 under the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended September 30, 1995, expenses of the Fund have been reduced $107,950.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                              For the
                         six months ended                   For the
                         September 30, 1995                year ended
                            (unaudited)                 March 31, 1995
                    -------------------------     --------------------------
                      Shares         Amount         Shares         Amount
                    ----------    -----------     ----------     -----------
Sold                 5,601,365    $58,815,568      2,584,771     $24,794,119
Reinvested             178,529      1,824,921        247,419       2,327,674
Redeemed            (1,851,207)   (19,410,412)    (2,310,008)    (22,046,364)
                    ----------    -----------     ----------     -----------
Net Increase         3,928,687    $41,230,077        522,182     $ 5,075,429
                    ==========    ===========     ==========     ===========

                         ASSET MANAGEMENT PORTFOLIO                          22
                         ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===============================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

                         ASSET MANAGEMENT PORTFOLIO                          23
                         ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===============================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1995, this fee aggregated $68,016.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1995, this fee aggregated $442,103.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent nec-essary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended September 30, 1995, expenses of the Portfolio have been reduced $110,846.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1995, were $58,067,782 and $40,012,378 respectively. The aggregate gross unrealized appreciation for all investments was $8,589,840 and the aggregate gross unrealized depreciation for all investments was $508,727.

The Portfolio may enter into financial futures contracts as an investment technique designed to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. Investments in financial futures require initial margin deposits which consist of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. During the period the financial futures are open, changes in the value of the contracts are recognized by "mark to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss. The use of futures contracts involves elements of market risk in excess of amounts recognized in the statement of assets and liabilities.